UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive, Suite 207, Oklahoma City, OK	73120
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH   43219-8000

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  (405) – 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

Exchange Traded Concepts Trust II Horizons S&P 500® Covered Call ETF

Annual Report

April 30, 2015

Exchange Traded Concepts Trust II TABLE OF CONTENTS	April 30, 2015

Management’s Discussion of Fund Performance	1
Schedule of Portfolio Investments	3
Schedule of Written Call Options	9
Statement of Assets and Liabilities	18
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	21
Notes to Financial Statements	22
Report of Independent Registered Public Accounting Firm	30
Disclosure of Fund Expenses	31
Other Information	32
Additional Information	33
Board of Trustees Approval of the Investment Management Agreement	34
Trustees	37
Officers	38

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.HorizonsETFs.com/USA. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objectives.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2015 (Unaudited)

General Review

For the period from May 1, 2014 to April 30, 2015 (“Fiscal Period”), HSPX’s net asset value per share had a positive return of 5.97% inclusive of distributions paid to unitholders. This compares to the S&P 500® Stock Covered Call Index1 (“SPXCC Index”), which returned 5.92% for the same period, on a total return basis. HSPX had an average monthly distribution yield of 4.60% over the Fiscal Period based on the aggregate distribution of $2.1205 made to unitholders.

Market Review

The S&P 500® Index2 (“S&P 500®”) increased by 12.98%, on a total return basis, and all but one of the sectors in the S&P 500® experienced positive returns during the Fiscal Period. The health care sector had the largest increase, up 25.12%. The energy sector was the worst performing sector, decreasing by -9.85% over the same period. The lower energy prices were reflective of generally lower crude prices over the Fiscal Period. Generally, stock market increases result in lower realized volatility, lower implied volatility and lower net option3 premium and this was reflected in the SPXCC Index returns which were lower than those of the S&P 500® for the period. This underperformance of the SPXCC Index was solely as a result of the option buy-back costs which were higher than the premiums received. The standard deviation (annualized) of daily returns for SPXCC Index was 9.10% versus 11.60% for the S&P 500® for the same period supporting the premise that the SPXCC Index will produce a lower volatility of returns.

Option Writing Strategy

HSPX seeks to replicate the performance of the SPXCC Index. The SPXCC Index seeks to provide higher returns than the S&P 500® Index, with lower volatility, in most market environments with the exception of when the stock market is rapidly rallying. During each month, options are generally written on up to 100% of the equities in the HSPX portfolio, where possible. Premiums are received from selling call options approximately 0.75 annualized standard deviations out-of-the-money (“OTM”). Call options are written to a 100% position coverage if the delta of the target OTM strike price is less than, or equal to, 0.30. Otherwise, the call option position coverage is adjusted to a delta of 0.25. HSPX’s monthly distributions are not fixed, but vary as the premiums generated from covered call4 writing are earned and passed through. Monthly distributions could change with changes in implied volatility, time to expiration and dividends received from securities in the portfolio during an option expiry period.

Rebalancing

The HSPX equity positions are rebalanced quarterly with the SPXCC Index and the S&P 500®. The most recent rebalancing was performed on March 20, 2015. The SPXCC Index, and thus the HSPX portfolio, made adjustments to its equity holdings for corporate actions and additions/deletions at the same time as the S&P 500® to ensure efficient tracking to this reference index.

[1]	The S&P 500® Stock Covered Call Index (the “Underlying Index”) measures the performance of a hypothetical portfolio that employs a covered call strategy on the S&P 500®.

[2]	The S&P 500® is an unmanaged index of 500 common stocks primarily traded on the New York Stock Exchange, weighted by market capitalization.

[3]

An option is a contract sold by one party to another that gives the buyer the right, but not the obligation, to buy (call) or sell (put) a stock at an agreed upon price within a certain period or on a specific date.

[4]

A covered call option involves holding a long position in a particular asset, in this case U.S. common equities, and writing a call option on that same asset with the goal of realizing additional income from the option premium.

Horizons S&P 500® Covered Call ETF (“HSPX”) MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2015 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

		Average Annual Return as of 4/30/15		Expense Ratio *
	Inception Date of the Fund	1 Year	Since Inception	Gross	Net
HSPX	6/24/2013	5.97%	11.60%	0.65%	0.65%
SPXCC Index	6/24/2013	5.92%	12.16%

*	Reflects the expense ratio as reported in the Prospectus dated August 28, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For HSPX’s most recent month end performance, please visit www.HorizonsETFs.com/USA.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.The information provided herein represents the opinion of Horizons ETFs Management (USA) LLC for the period stated and is subject to change at any time.

See definition of SPXCC Index in Management’s Discussion of Fund Performance.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS	April 30, 2015

Security Description	Shares	Value ($)
COMMON STOCKS 100.5%
Consumer Discretionary 12.5%
Amazon.com, Inc. *	1,600	674,848
AutoNation, Inc. *	312	19,204
AutoZone, Inc. *	133	89,464
Bed Bath & Beyond, Inc. *	786	55,382
Best Buy Co., Inc.	1,230	42,620
BorgWarner, Inc.	962	56,950
Cablevision Systems Corp., Class A	925	18,482
CarMax, Inc. *	900	61,299
Carnival Corp.	1,907	83,851
CBS Corp., Class B	1,922	119,414
Chipotle Mexican Grill *	129	80,153
Coach, Inc.	1,163	44,438
Comcast Corp., Class A	10,677	616,704
D.R. Horton, Inc.	1,404	35,662
Darden Restaurants, Inc.	521	33,224
Delphi Automotive PLC	1,219	101,177
DIRECTV *	2,112	191,569
Discovery Communications, Inc., Class A *	624	20,193
Discovery Communications, Inc. *	1,161	35,097
Dollar General Corp.	1,275	92,705
Dollar Tree, Inc. *	862	65,865
Expedia, Inc.	414	39,011
Family Dollar Stores, Inc.	408	31,881
Ford Motor Co.	16,600	262,280
Fossil Group, Inc. *	188	15,788
GameStop Corp., Class A	456	17,574
Gannett Co., Inc.	960	32,947
Gap, Inc.	1,128	44,714
Garmin, Ltd.	513	23,182
General Motors Co.	5,675	198,966
Genuine Parts Co.	649	58,313
Goodyear Tire & Rubber Co.	1,164	33,017
H&R Block, Inc.	1,164	35,199
Hanesbrands, Inc.	1,684	52,339
Harley-Davidson, Inc.	902	50,701
Harman International Industries, Inc.	286	37,289
Hasbro, Inc.	82	5,805
Johnson Controls, Inc.	2,762	139,150
Kohl's Corp.	848	60,759
L Brands, Inc.	1,032	92,220
Leggett & Platt, Inc.	581	24,675
Lennar Corp.	755	34,579
Lowe's Cos., Inc.	4,100	282,326
Macy's, Inc.	1,451	93,778
Marriott International, Inc., Class A	893	71,485
Mattel, Inc.	1,440	40,550
McDonald's Corp.	4,038	389,869

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Discretionary, continued
Michael Kors Holdings, Ltd. *	861	53,261
Mohawk Industries, Inc. *	256	44,416
Netflix.com, Inc. *	251	139,682
Newell Rubbermaid, Inc.	1,139	43,430
News Corp., Class A *	2,116	33,390
Nike, Inc., Class B	2,934	289,997
Nordstrom, Inc.	600	45,336
Omnicom Group, Inc.	1,044	79,093
O'Reilly Automotive, Inc. *	424	92,360
Polo Ralph Lauren Corp.	254	33,886
Pulte Group, Inc.	1,400	27,020
PVH Corp.	345	35,656
Ross Stores, Inc.	881	87,113
Royal Caribbean Cruises, Ltd.	701	47,710
Scripps Networks Interactive, Inc.	419	29,271
Staples, Inc.	2,690	43,901
Starbucks Corp.	6,272	310,966
Starwood Hotels & Resorts Worldwide, Inc.	721	61,970
Target Corp.	2,678	211,108
The Home Depot, Inc.	5,528	591,384
The Interpublic Group of Cos., Inc.	1,758	36,637
The Priceline Group, Inc. *	219	271,080
The Walt Disney Co.	6,570	714,290
Tiffany & Co.	480	41,990
Time Warner Cable, Inc., Class A	1,180	183,514
Time Warner, Inc.	3,484	294,084
TJX Companies., Inc.	2,900	187,166
Tractor Supply Co.	570	49,054
TripAdvisor, Inc. *	465	37,428
Twenty-First Century Fox, Inc.	7,683	261,837
Under Armour, Inc. *	700	54,285
Urban Outfitters, Inc. *	420	16,817
VF Corp.	1,452	105,168
Viacom, Inc., Class B	1,553	107,856
Whirlpool Corp.	324	56,894
Wyndham Worldwide Corp.	520	44,408
Wynn Resorts, Ltd.	342	37,986
Yum! Brands, Inc.	1,840	158,166
		9,666,308
Consumer Staples 9.6%
Altria Group, Inc.	8,300	415,415
Archer-Daniels-Midland Co.	2,665	130,265
Brown-Forman Corp., Class B	658	59,371
Campbell Soup Co.	755	33,756
Clorox Co.	546	57,931
Coca-Cola Co.	16,537	670,742
Coca-Cola Enterprises, Inc.	936	41,568

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2015
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Consumer Staples, continued
Colgate-Palmolive Co.	3,602	242,343
ConAgra Foods, Inc.	1,803	65,178
Constellation Brands, Inc. *	703	81,506
Costco Wholesale Corp.	1,841	263,355
CVS Health Corp.	4,728	469,443
Dr. Pepper Snapple Group, Inc.	823	61,379
Estee Lauder Cos., Class A	941	76,494
General Mills, Inc.	2,538	140,453
Hormel Foods Corp.	556	30,219
Kellogg Co.	1,064	67,383
Keurig Green Mountain, Inc.	514	59,814
Kimberly-Clark Corp.	1,535	168,374
Kraft Foods Group, Inc.	2,474	209,672
Kroger Co.	2,063	142,161
Lorillard, Inc.	1,513	105,698
McCormick & Co., Inc.	548	41,264
Mead Johnson Nutrition Co.	855	82,012
Molson Coors Brewing Co.	669	49,178
Mondelez International, Inc.	6,931	265,942
Monster Beverage Corp. *	600	82,266
PepsiCo, Inc.	6,229	592,502
Philip Morris International	6,518	544,057
Procter & Gamble Co.	11,334	901,166
Reynolds American, Inc.	1,302	95,437
Sysco Corp.	2,472	91,538
The Hershey Co.	622	57,174
The J.M. Smucker Co.	427	49,498
Tyson Foods, Inc., Class A	1,235	48,783
Walgreens Boots Alliance, Inc.	3,666	304,021
Wal-Mart Stores, Inc.	6,615	516,302
Whole Foods Market, Inc.	1,512	72,213
		7,385,873
Energy 8.5%
Anadarko Petroleum Corp.	2,129	200,339
Apache Corp.	1,588	108,619
Baker Hughes, Inc.	1,824	124,871
Cabot Oil & Gas Corp.	1,737	58,745
Cameron International Corp. *	831	45,555
Chesapeake Energy Corp.	2,214	34,915
Chevron Corp.	7,900	877,374
Cimarex Energy Co.	362	45,033
ConocoPhillips	5,177	351,622
CONSOL Energy, Inc.	965	31,343
Devon Energy Corp.	1,616	110,227
Diamond Offshore Drilling, Inc.	281	9,405
Ensco PLC, Class A, ADR	1,000	27,280
EOG Resources, Inc.	2,304	227,981
Equities Corp.	636	57,202

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Energy, continued
Exxon Mobil Corp.	17,614	1,538,934
FMC Technologies, Inc. *	1,000	44,100
Halliburton Co.	3,563	174,409
Helmerich & Payne, Inc.	450	35,087
Hess Corp.	1,020	78,438
Kinder Morgan, Inc.	7,146	306,921
Marathon Oil Corp.	2,838	88,262
Marathon Petroleum Corp.	1,147	113,060
Murphy Oil Corp.	700	33,327
National-Oilwell Varco, Inc.	1,722	93,694
Newfield Exploration Co. *	669	26,252
Noble Corp. PLC	1,064	18,418
Noble Energy, Inc.	1,600	81,152
Occidental Petroleum Corp.	3,260	261,126
ONEOK, Inc.	886	42,617
Phillips 66	2,279	180,747
Pioneer Natural Resources Co.	623	107,642
QEP Resources, Inc.	700	15,750
Range Resources Corp.	720	45,763
Schlumberger, Ltd.	5,353	506,447
Southwestern Energy Co. *	1,604	44,960
Spectra Energy Corp.	2,822	105,120
Tesoro Corp.	530	45,490
Transocean, Ltd.	1,430	26,912
Valero Energy Corp.	2,200	125,180
Williams Cos., Inc.	2,829	144,817
		6,595,136
Financials 16.2%
ACE, Ltd.	1,375	147,112
Affiliated Managers Group *	232	52,462
AFLAC, Inc.	1,844	116,246
Allstate Corp.	1,763	122,811
American Express Co.	3,683	285,248
American International Group, Inc.	5,767	324,624
American Tower Corp. (REIT)	1,765	166,845
Ameriprise Financial, Inc.	775	97,092
AON PLC	1,177	113,263
Apartment Investment & Management Co. (REIT), Class A	652	24,600
Assurant, Inc.	285	17,516
AvalonBay Communities, Inc.	551	90,551
Bank of America Corp.	44,114	702,736
Bank of New York Mellon Corp.	4,680	198,151
BB&T Corp.	3,029	115,980
Berkshire Hathaway, Inc., Class B *	7,663	1,082,093
BlackRock, Inc., Class A	535	194,708
Boston Properties, Inc.	642	84,943
Capital One Financial Corp.	2,337	188,946

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2015
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
CBRE Group, Inc., Class A *	1,175	45,050
Cincinnati Financial Corp.	619	31,346
Citigroup, Inc.	12,748	679,723
CME Group, Inc.	1,336	121,456
Comerica, Inc.	758	35,937
Crown Castle International Corp.	1,407	117,527
Discover Financial Services, Inc., Class A	1,879	108,926
E*Trade Financial Corp. *	1,228	35,354
Equity Residential (REIT)	1,523	112,489
Essex Property Trust, Inc.	268	59,483
Fifth Third BanCorp	3,486	69,720
Franklin Resources, Inc.	1,648	84,971
General Growth Properties, Inc.	2,638	72,281
Genworth Financial, Inc., Class A *	2,100	18,459
Goldman Sachs Group, Inc.	1,703	334,503
Hartford Financial Services Group, Inc.	1,814	73,957
HCP, Inc.	1,947	78,445
Health Care REIT, Inc.	1,449	104,357
Host Hotels & Resorts, Inc.	3,184	64,126
Hudson City BanCorp, Inc.	2,031	18,888
Huntington Bancshares, Inc.	3,478	37,771
IntercontinentalExchange Group, Inc.	473	106,203
Invesco, Ltd.	1,811	75,012
Iron Mountain, Inc.	800	27,592
JPMorgan Chase & Co.	15,682	992,043
KeyCorp	3,663	52,930
Kimco Realty Corp.	1,743	42,006
Legg Mason, Inc.	421	22,166
Leucadia National Corp.	1,338	31,804
Lincoln National Corp.	1,100	62,139
Loews Corp.	1,265	52,675
M&T Bank Corp.	552	66,058
Marsh & McLennan Cos., Inc.	2,274	127,708
McGraw-Hill Cos., Inc.	1,141	119,006
MetLife, Inc.	4,700	241,063
Moody's Corp.	747	80,317
Morgan Stanley	6,478	241,694
Navient Corp.	1,737	33,941
Northern Trust Corp.	929	67,956
People's United Financial, Inc.	1,326	20,036
Plum Creek Timber Co., Inc.	751	31,692
PNC Financial Services Group	2,187	200,614
Principal Financial Group, Inc.	1,161	59,350
Progressive Corp.	2,249	59,958
Prologis, Inc.	2,152	86,510
Prudential Financial, Inc.	1,925	157,080

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Financials, continued
Public Storage	600	112,746
Realty Income Corp.	946	44,434
Regions Financial Corp.	5,789	56,906
Simon Property Group, Inc.	1,306	237,027
SL Green Realty Corp.	414	50,657
State Street Corp.	1,755	135,346
SunTrust Banks, Inc.	2,201	91,342
T. Rowe Price Group, Inc.	1,100	89,298
The Charles Schwab Corp.	4,832	147,376
The Chubb Corp.	970	95,400
The Macerich Co.	600	49,056
The NASDAQ OMX Group, Inc.	500	24,315
Torchmark Corp.	549	30,804
Travelers Cos., Inc.	1,350	136,499
U.S. BanCorp	7,525	322,597
Unum Group	1,059	36,175
Ventas, Inc.	1,400	96,460
Vornado Realty Trust	727	75,237
Wells Fargo & Co.	19,700	1,085,470
Weyerhaeuser Co.	2,220	69,952
XL Group PLC	1,270	47,092
Zions Bancorp	857	24,283
		12,546,721
Health Care 14.7%
Abbott Laboratories	6,333	293,978
AbbVie, Inc.	6,684	432,187
Actavis, Inc. PLC *	1,639	463,608
Aetna, Inc.	1,474	157,526
Agilent Technologies, Inc.	1,408	58,249
Alexion Pharmaceuticals, Inc. *	849	143,676
AmerisourceBergen Corp.	873	99,784
Amgen, Inc.	3,200	505,312
Anthem, Inc.	1,121	169,193
Baxter International, Inc.	2,279	156,658
Becton Dickinson & Co.	872	122,839
Biogen Idec, Inc. *	1,000	373,930
Boston Scientific Corp. *	5,579	99,418
Bristol-Myers Squibb Co.	6,958	443,433
C.R. Bard, Inc.	311	51,806
Cardinal Health, Inc.	1,391	117,317
Celgene Corp. *	3,349	361,893
Cerner Corp. *	1,277	91,701
CIGNA Corp.	1,086	135,359
DaVita Healthcare Partners, Inc. *	722	58,554
DENTSPLY International, Inc.	589	30,039
Edwards Lifesciences Corp. *	446	56,486
Eli Lilly & Co.	4,121	296,176
ENDO International PLC *	745	62,628

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2015
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Health Care, continued
Express Scripts Holding, Inc. *	3,054	263,866
Gilead Sciences, Inc. *	6,258	628,992
HCA Holdings, Inc. *	1,237	91,550
Henry Schein, Inc. *	353	48,396
Hospira, Inc. *	710	61,976
Humana, Inc.	628	103,997
Intuitive Surgical, Inc. *	151	74,893
Johnson & Johnson	11,676	1,158,259
Laboratory Corp. of America Holdings *	419	50,096
Mallinckrodt PLC *	488	55,232
McKesson Corp.	975	217,815
Medtronic PLC	5,988	445,807
Merck & Co., Inc.	11,957	712,159
Mylan NV *	1,700	122,842
Patterson Cos., Inc.	357	16,763
PerkinElmer, Inc.	480	24,605
Perrigo Co. PLC	589	107,952
Pfizer, Inc.	25,747	873,596
Quest Diagnostics, Inc.	614	43,852
Regeneron Pharmaceuticals, Inc. *	311	142,270
St. Jude Medical, Inc.	1,201	84,130
Stryker Corp.	1,256	115,853
Tenet Healthcare Corp. *	412	19,718
Thermo Fisher Scientific, Inc.	1,667	209,508
UnitedHealth Group, Inc.	4,000	445,600
Universal Health Services, Class B	380	44,441
Varian Medical Systems, Inc. *	421	37,406
Vertex Pharmaceuticals, Inc. *	1,000	123,280
Waters Corp. *	347	43,441
Zimmer Holdings, Inc.	710	77,986
Zoetis, Inc.	2,108	93,637
		11,321,668
Industrials 10.3%
3M Co.	2,667	417,092
Allegion PLC	408	24,949
American Airlines Group, Inc.	3,014	145,532
AMETEK, Inc.	1,032	54,097
C.H. Robinson Worldwide, Inc.	619	39,857
Caterpillar, Inc.	2,545	221,109
Cintas Corp.	410	32,780
CSX Corp.	4,186	151,073
Cummins, Inc.	712	98,441
D&B Corp.	147	18,767
Danaher Corp.	2,564	209,940
Deere & Co.	1,426	129,082
Delta Air Lines, Inc.	3,463	154,588
Dover Corp.	700	53,004

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
Eaton Corp. PLC	2,000	137,460
Emerson Electric Co.	2,879	169,372
Equifax, Inc.	514	49,822
Expeditors International of Washington, Inc.	823	37,718
Fastenal Co.	1,160	49,439
FedEx Corp.	1,109	188,053
Flowserve Corp.	580	33,947
Fluor Corp.	621	37,347
General Dynamics Corp.	1,323	181,674
General Electric Co.	42,300	1,145,484
Honeywell International, Inc.	3,291	332,128
Illinois Tool Works, Inc.	1,462	136,814
Ingersoll-Rand PLC	1,115	73,412
Jacobs Engineering Group, Inc. *	551	23,616
Joy Global, Inc.	412	17,568
Kansas City Southern Industries, Inc.	461	47,248
L-3 Communications Holdings, Inc.	357	41,023
Lockheed Martin Corp.	1,126	210,112
Masco Corp.	1,507	39,920
Nielsen Holdings NV	1,326	59,591
Norfolk Southern Corp.	1,305	131,609
Northrop Grumman Corp.	833	128,315
PACCAR, Inc.	1,488	97,241
Pall Corp.	448	43,599
Parker Hannifin Corp.	600	71,616
Pentair PLC	788	48,974
Pitney Bowes, Inc.	851	19,037
Precision Castparts Corp.	600	124,014
Quanta Services, Inc. *	921	26,626
Raytheon Co.	1,300	135,200
Republic Services, Inc., Class A	1,064	43,230
Robert Half International, Inc.	582	32,272
Rockwell Automation, Inc.	567	67,246
Rockwell Collins, Inc.	557	54,213
Roper Industries, Inc.	416	69,959
Ryder System, Inc.	222	21,170
Snap-on, Inc.	242	36,191
Southwest Airlines Co.	2,853	115,718
Stanley Black & Decker, Inc.	655	64,649
Stericycle, Inc. *	355	47,368
Textron, Inc.	1,172	51,545
The ADT Corp.	733	27,561
The Boeing Co.	2,752	394,472
Tyco International PLC	1,759	69,269
Union Pacific Corp.	3,700	393,051
United Parcel Service, Inc., Class B	2,931	294,654
United Rentals, Inc. *	416	40,177

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	April 30, 2015
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Industrials, continued
United Technologies Corp.	3,472	394,939
W.W. Grainger, Inc.	254	63,102
Waste Management, Inc.	1,800	89,153
Xylem, Inc.	761	28,172
		7,986,401
Information Technology 20.1%
Accenture PLC	2,638	244,411
Adobe Systems, Inc. *	2,000	152,120
Akamai Technologies, Inc. *	753	55,556
Alliance Data Systems Corp. *	267	79,382
Altera Corp.	1,281	53,392
Amphenol Corp., Class A	1,306	72,313
Analog Devices, Inc.	1,312	81,134
Apple, Inc.	24,476	3,063,171
Applied Materials, Inc.	5,123	101,384
Autodesk, Inc. *	960	54,557
Automatic Data Processing, Inc.	2,000	169,080
Avago Technologies, Ltd.	1,078	125,997
Broadcom Corp., Class A	2,266	100,169
CA, Inc.	1,364	43,334
Cisco Systems, Inc.	21,452	618,461
Citrix Systems, Inc. *	676	45,400
Cognizant Technology Solutions Corp. *	2,560	149,862
Computer Sciences Corp.	591	38,090
Corning, Inc.	5,400	113,022
eBay, Inc. *	4,627	269,569
Electronic Arts, Inc. *	1,300	75,517
EMC Corp.	8,354	224,806
Equinix, Inc.	237	60,655
F5 Networks, Inc. *	310	37,826
Facebook, Inc. *	8,821	694,830
Fidelity National Information Services, Inc.	1,202	75,113
First Solar, Inc. *	311	18,557
Fiserv, Inc. *	1,000	77,600
FLIR Systems, Inc.	592	18,287
Google, Inc., Class A *	1,200	658,524
Google, Inc., Class C *	1,204	647,088
Harris Corp.	442	35,466
Hewlett-Packard Co.	7,631	251,594
Intel Corp.	19,900	647,745
International Business Machines Corp.	3,860	661,179
Intuit, Inc.	1,162	116,583
Juniper Networks, Inc.	1,521	40,200
KLA-Tencor Corp.	700	41,160
Lam Research Corp.	667	50,412

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Information Technology, continued
Linear Technology Corp.	1,000	46,130
MasterCard, Inc., Class A	4,110	370,763
Microchip Technology, Inc.	852	40,602
Micron Technology, Inc. *	4,514	126,979
Microsoft Corp.	34,473	1,676,768
Motorola Solutions, Inc.	800	47,800
NetApp, Inc.	1,311	47,524
NVIDIA Corp.	2,186	48,518
Oracle Corp.	13,460	587,125
Paychex, Inc.	1,373	66,439
Qualcomm, Inc.	6,931	471,308
Red Hat, Inc. *	800	60,208
Salesforce.com, Inc. *	2,542	185,108
SanDisk Corp.	901	60,313
Seagate Technology PLC	1,375	80,740
Skyworks Solutions, Inc.	800	73,800
Symantec Corp.	2,902	72,332
TE Connectivity, Ltd.	1,717	114,267
Teradata Corp. *	650	28,594
Texas Instruments, Inc.	4,400	238,524
Total System Services, Inc.	700	27,692
VeriSign, Inc. *	457	29,024
Visa, Inc., Class A	8,146	538,043
Western Digital Corp.	915	89,432
Western Union Co.	2,200	44,616
Xerox Corp.	4,541	52,222
Xilinx, Inc.	1,100	47,696
Yahoo!, Inc. *	3,654	155,533
		15,491,646
Materials 3.2%
Air Products & Chemicals, Inc.	808	115,891
Airgas, Inc.	278	28,156
Alcoa, Inc.	5,136	68,925
Allegheny Technologies, Inc.	456	15,499
Avery Dennison Corp.	385	21,402
Ball Corp.	583	42,798
CF Industries Holdings, Inc.	207	59,506
E.I. Du Pont de Nemours & Co.	3,800	278,159
Eastman Chemical Co.	622	47,409
Ecolab, Inc.	1,134	126,985
FMC Corp.	554	32,858
Freeport-McMoRan, Inc.	4,370	101,691
International Flavors & Fragrances, Inc.	342	39,245
International Paper Co.	1,788	96,051
LyondellBasell Industries NV, Class A	1,664	172,257
Martin Marietta Materials, Inc.	256	36,518
MeadWestvaco Corp.	700	34,160

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF PORTFOLIO INVESTMENTS (Concluded)	April 30, 2015
Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Materials, continued
Monsanto Co.	2,035	231,909
Newmont Mining Corp.	2,108	55,841
Nucor Corp.	1,341	65,521
Owens-Illinois, Inc. *	700	16,737
PPG Industries, Inc.	576	127,619
Praxair, Inc.	1,225	149,364
Sealed Air Corp.	900	41,040
Sherwin-Williams Co.	343	95,354
Sigma-Aldrich Corp.	500	69,460
The Dow Chemical Co.	4,572	233,172
The Mosaic Co.	1,334	58,696
Vulcan Materials Co.	550	47,036
		2,509,259
Telecommunication Services 2.4%
AT&T, Inc.	21,760	753,766
CenturyLink, Inc.	2,400	86,304
Frontier Communications Corp.	4,284	29,388
Level 3 Communications, Inc. *	1,205	67,408
Verizon Communications, Inc.	17,461	880,733
		1,817,599
Utilities 3.0%
AES Corp.	2,759	36,557
AGL Resources, Inc.	510	25,638
Ameren Corp.	1,027	42,045
American Electric Power Co., Inc.	2,060	117,152
CenterPoint Energy, Inc.	1,836	38,501
CMS Energy Corp.	1,163	39,461
Consolidated Edison, Inc.	1,235	76,014
Dominion Resources, Inc.	2,455	175,975
DTE Energy Co.	751	59,802
Duke Energy Corp.	2,974	230,693
Edison International	1,380	84,097
Entergy Corp.	756	58,348
Eversource Energy	1,336	65,143
Exelon Corp.	3,614	122,948
FirstEnergy Corp.	1,780	63,920
Integrys Energy Group, Inc.	331	24,196
NextEra Energy, Inc.	1,863	188,033
NiSource, Inc.	1,335	57,966
NRG Energy, Inc.	1,431	36,118
Pepco Holdings, Inc.	1,062	27,591
PG&E Corp.	2,000	105,840
Pinnacle West Capital Corp.	454	27,785
PPL Corp.	2,800	95,284
Public Service Enterprise Group, Inc.	2,143	89,020
SCANA Corp.	590	31,258
Sempra Energy	971	103,091
Southern Co.	3,784	167,631

Security Description	Shares	Value ($)
COMMON STOCKS, Continued
Utilities, continued
TECO Energy, Inc.	987	18,704
Wisconsin Energy Corp.	960	47,155
Xcel Energy, Inc.	2,142	72,635
		2,328,601
TOTAL COMMON STOCKS (Cost $71,731,609)		77,649,212

TOTAL INVESTMENTS (Cost $71,731,609) — 100.5%		77,649,212
Other Net Assets (Liabilities):
Written Call Options (1.0)%		(752,433)
Other Net Assets 0.5%		378,845
Total Other Net Assets (Liabilities) (0.5)%		(373,588)
NET ASSETS 100.0%		$77,275,624

*	Non-income producing security
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of April 30, 2015:

	Value	% of Net Assets
Information Technology	$15,491,646	20.1%
Financials	12,546,721	16.2%
Health Care	11,321,668	14.7%
Consumer Discretionary	9,666,308	12.5%
Industrials	7,986,401	10.3%
Consumer Staples	7,385,873	9.6%
Energy	6,595,136	8.5%
Materials	2,509,259	3.2%
Utilities	2,328,601	3.0%
Telecommunication Services	1,817,599	2.4%
Written Call Options	(752,433)	(1.0)%
Other Net Assets	378,845	0.5%
Total	$77,275,624	100.0%

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS	April 30, 2015

Number of Contracts		Value ($)
Written Call Options (1.0)%
(26)	3M Co., Strike @ 170.00 Exp 5/15/15	(156)
(63)	Abbott Laboratories, Strike @ 48.00 Exp 5/15/15	(1,040)
(51)	AbbVie, Inc., Strike @ 65.00 Exp 5/15/15	(6,247)
(26)	Accenture PLC, Strike @ 95.00 Exp 5/15/15	(910)
(16)	Actavis, Inc. PLC, Strike @ 310.00 Exp 5/15/15	(1,199)
(15)	Adobe Systems, Inc., Strike @ 75.00 Exp 5/15/15	(3,232)
(10)	Aetna, Inc., Strike @ 110.00 Exp 5/15/15	(765)
(1)	Affiliated Managers Group, Strike @ 220.00 Exp 5/15/15	(770)
(14)	AFLAC, Inc., Strike @ 65.00 Exp 5/15/15	(189)
(14)	Agilent Technologies, Inc., Strike @ 45.00 Exp 5/15/15	(105)
(3)	AGL Resources, Inc., Strike @ 50.00 Exp 5/15/15	(218)
(8)	Air Products & Chemicals, Inc., Strike @ 155.00 Exp 5/15/15	(100)
(2)	Airgas, Inc., Strike @ 105.00 Exp 5/15/15	(95)
(6)	Akamai Technologies, Inc., Strike @ 75.00 Exp 5/15/15	(471)
(51)	Alcoa, Inc., Strike @ 14.00 Exp 5/15/15	(434)
(8)	Alexion Pharmaceuticals, Inc., Strike @ 195.00 Exp 5/15/15	(100)
(4)	Allegheny Technologies, Inc., Strike @ 32.50 Exp 5/15/15	(720)
(2)	Allegion PLC, Strike @ 60.00 Exp 5/15/15	(350)
(2)	Alliance Data Systems Corp., Strike @ 310.00 Exp 5/15/15	(165)
(13)	Allstate Corp., Strike @ 72.50 Exp 5/15/15	(293)
(10)	Altera Corp., Strike @ 49.00 Exp 5/15/15	(1,050)
(53)	Altria Group, Inc., Strike @ 52.50 Exp 5/15/15	(557)
(16)	Amazon.com, Inc., Strike @ 410.00 Exp 5/15/15	(25,359)
(19)	American Airlines Group, Inc., Strike @ 50.00 Exp 5/15/15	(1,900)
(36)	American Express Co., Strike @ 80.00 Exp 5/15/15	(702)
(57)	American International Group, Inc., Strike @ 60.00 Exp 5/15/15	(513)
(12)	American Tower Corp. (REIT), Strike @ 97.50 Exp 5/15/15	(360)
(7)	Ameriprise Financial, Inc., Strike @ 135.00 Exp 5/15/15	(53)
(5)	AmerisourceBergen Corp., Strike @ 115.00 Exp 5/15/15	(788)
(10)	AMETEK, Inc., Strike @ 55.00 Exp 5/15/15	(125)
(32)	Amgen, Inc., Strike @ 170.00 Exp 5/15/15	(896)
(21)	Anadarko Petroleum Corp., Strike @ 97.50 Exp 5/15/15	(2,184)
(9)	Analog Devices, Inc., Strike @ 65.00 Exp 5/15/15	(180)
(11)	Anthem, Inc., Strike @ 160.00 Exp 5/15/15	(264)
(11)	AON PLC, Strike @ 100.00 Exp 5/15/15	(880)
(11)	Apache Corp., Strike @ 72.50 Exp 5/15/15	(589)
(177)	Apple, Inc., Strike @ 130.00 Exp 5/15/15	(16,903)
(40)	Applied Materials, Inc., Strike @ 23.00 Exp 5/15/15	(220)
(26)	Archer-Daniels-Midland Co., Strike @ 50.00 Exp 5/15/15	(1,170)
(2)	Assurant, Inc., Strike @ 62.50 Exp 5/15/15	(125)
(139)	AT&T, Inc., Strike @ 33.00 Exp 5/15/15	(24,255)
(7)	Autodesk, Inc., Strike @ 62.50 Exp 5/15/15	(77)
(20)	Automatic Data Processing, Inc., Strike @ 87.50 Exp 5/15/15	(300)
(2)	AutoNation, Inc., Strike @ 65.00 Exp 5/15/15	(35)
(1)	AutoZone, Inc., Strike @ 710.00 Exp 5/15/15	(85)
(10)	Avago Technologies, Ltd., Strike @ 130.00 Exp 5/15/15	(475)
(5)	AvalonBay Communities, Inc., Strike @ 175.00 Exp 5/15/15	(50)
(18)	Baker Hughes, Inc., Strike @ 70.00 Exp 5/15/15	(1,116)
(5)	Ball Corp., Strike @ 75.00 Exp 5/15/15	(238)
(346)	Bank of America Corp., Strike @ 16.00 Exp 5/15/15	(6,746)
(46)	Bank of New York Mellon Corp., Strike @ 42.00 Exp 5/15/15	(3,610)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(12)	Baxter International, Inc., Strike @ 70.00 Exp 5/15/15	(360)
(8)	Becton Dickinson & Co., Strike @ 145.00 Exp 5/15/15	(640)
(5)	Bed Bath & Beyond, Inc., Strike @ 72.50 Exp 5/15/15	(218)
(76)	Berkshire Hathaway, Inc., Class B, Strike @ 145.00 Exp 5/15/15	(2,926)
(12)	Best Buy Co., Inc., Strike @ 38.49 Exp 5/15/15	(36)
(10)	Biogen Idec, Inc., Strike @ 450.00 Exp 5/15/15	(125)
(5)	BlackRock, Inc., Class A, Strike @ 380.00 Exp 5/15/15	(450)
(9)	BorgWarner, Inc., Strike @ 62.50 Exp 5/15/15	(90)
(6)	Boston Properties, Inc., Strike @ 140.00 Exp 5/15/15	(150)
(55)	Boston Scientific Corp., Strike @ 19.00 Exp 5/15/15	(248)
(51)	Bristol-Myers Squibb Co., Strike @ 67.50 Exp 5/15/15	(944)
(22)	Broadcom Corp., Class A, Strike @ 47.00 Exp 5/15/15	(330)
(6)	Brown-Forman Corp., Class B, Strike @ 95.00 Exp 5/15/15	(75)
(2)	C.R. Bard, Inc., Strike @ 175.00 Exp 5/15/15	(45)
(13)	CA, Inc., Strike @ 33.00 Exp 5/15/15	(520)
(9)	Cablevision Systems Corp., Class A, Strike @ 19.00 Exp 5/15/15	(1,260)
(17)	Cabot Oil & Gas Corp., Strike @ 35.00 Exp 5/15/15	(425)
(7)	Cameron International Corp., Strike @ 52.50 Exp 5/15/15	(2,153)
(7)	Campbell Soup Co., Strike @ 48.00 Exp 5/15/15	(35)
(23)	Capital One Financial Corp., Strike @ 85.00 Exp 5/15/15	(150)
(7)	CarMax, Inc., Strike @ 72.50 Exp 5/15/15	(70)
(25)	Caterpillar, Inc., Strike @ 87.50 Exp 5/15/15	(2,738)
(11)	CBRE Group, Inc., Class A, Strike @ 40.00 Exp 5/15/15	(220)
(19)	CBS Corp., Class B, Strike @ 65.00 Exp 5/15/15	(1,188)
(33)	Celgene Corp., Strike @ 120.00 Exp 5/15/15	(1,221)
(9)	CenterPoint Energy, Inc., Strike @ 21.00 Exp 5/15/15	(293)
(24)	CenturyLink, Inc., Strike @ 36.00 Exp 5/15/15	(1,800)
(12)	Cerner Corp., Strike @ 75.00 Exp 5/15/15	(720)
(2)	CF Industries Holdings, Inc., Strike @ 305.00 Exp 5/15/15	(283)
(14)	Chesapeake Energy Corp., Strike @ 16.00 Exp 5/15/15	(847)
(45)	Chevron Corp., Strike @ 110.00 Exp 5/15/15	(11,114)
(1)	Chipotle Mexican Grill, Strike @ 725.00 Exp 5/15/15	(15)
(8)	CIGNA Corp., Strike @ 135.00 Exp 5/15/15	(292)
(3)	Cimarex Energy Co., Strike @ 135.00 Exp 5/15/15	(188)
(6)	Cincinnati Financial Corp., Strike @ 55.00 Exp 5/15/15	(90)
(4)	Cintas Corp., Strike @ 84.15 Exp 5/15/15	(50)
(159)	Cisco Systems, Inc., Strike @ 29.00 Exp 5/15/15	(11,845)
(127)	Citigroup, Inc., Strike @ 55.00 Exp 5/15/15	(2,731)
(6)	Citrix Systems, Inc., Strike @ 67.50 Exp 5/15/15	(705)
(10)	CME Group, Inc., Strike @ 92.50 Exp 5/15/15	(725)
(8)	CMS Energy Corp., Strike @ 35.00 Exp 5/15/15	(100)
(101)	Coca-Cola Co., Strike @ 41.00 Exp 5/15/15	(2,928)
(9)	Coca-Cola Enterprises, Inc., Strike @ 47.00 Exp 5/15/15	(135)
(25)	Cognizant Technology Solutions Corp., Strike @ 65.00 Exp 5/15/15	(563)
(22)	Colgate-Palmolive Co., Strike @ 70.00 Exp 5/15/15	(220)
(85)	Comcast Corp., Class A, Strike @ 60.00 Exp 5/15/15	(3,739)
(7)	Comerica, Inc., Strike @ 48.00 Exp 5/15/15	(382)
(5)	Computer Sciences Corp., Strike @ 70.00 Exp 5/15/15	(275)
(18)	ConAgra Foods, Inc., Strike @ 38.00 Exp 5/15/15	(135)
(41)	ConocoPhillips, Strike @ 70.00 Exp 5/15/15	(1,722)
(9)	CONSOL Energy, Inc., Strike @ 33.00 Exp 5/15/15	(810)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(9)	Consolidated Edison, Inc., Strike @ 62.50 Exp 5/15/15	(450)
(7)	Constellation Brands, Inc., Strike @ 120.00 Exp 5/15/15	(280)
(40)	Corning, Inc., Strike @ 23.00 Exp 5/15/15	(120)
(18)	Costco Wholesale Corp., Strike @ 150.00 Exp 5/15/15	(342)
(11)	Crown Castle International Corp., Strike @ 87.50 Exp 5/15/15	(138)
(29)	CSX Corp., Strike @ 33.00 Exp 5/15/15	(9,569)
(7)	Cummins, Inc., Strike @ 140.00 Exp 5/15/15	(840)
(47)	CVS Health Corp., Strike @ 105.00 Exp 5/15/15	(1,316)
(1)	D&B Corp., Strike @ 135.00 Exp 5/15/15	(75)
(14)	D.R. Horton, Inc., Strike @ 30.00 Exp 5/15/15	(56)
(5)	Darden Restaurants, Inc., Strike @ 67.50 Exp 5/15/15	(125)
(7)	DaVita Healthcare Partners, Inc., Strike @ 85.00 Exp 5/15/15	(245)
(11)	Deere & Co., Strike @ 90.00 Exp 5/15/15	(1,667)
(12)	Delphi Automotive PLC, Strike @ 87.50 Exp 5/15/15	(240)
(28)	Delta Air Lines, Inc., Strike @ 47.00 Exp 5/15/15	(1,400)
(16)	Devon Energy Corp., Strike @ 70.00 Exp 5/15/15	(1,496)
(2)	Diamond Offshore Drilling, Inc., Strike @ 32.50 Exp 5/15/15	(348)
(14)	DIRECTV, Strike @ 87.50 Exp 5/15/15	(4,654)
(13)	Discover Financial Services, Inc., Class A, Strike @ 60.00 Exp 5/15/15	(163)
(6)	Discovery Communications, Inc., Class A, Strike @ 35.00 Exp 5/15/15	(90)
(12)	Dollar General Corp., Strike @ 77.50 Exp 5/15/15	(120)
(8)	Dollar Tree, Inc., Strike @ 82.50 Exp 5/15/15	(40)
(15)	Dominion Resources, Inc., Strike @ 72.50 Exp 5/15/15	(1,013)
(7)	Dover Corp., Strike @ 75.00 Exp 5/15/15	(1,190)
(7)	Dr. Pepper Snapple Group, Inc., Strike @ 80.00 Exp 5/15/15	(70)
(7)	DTE Energy Co., Strike @ 85.00 Exp 5/15/15	(88)
(16)	Duke Energy Corp., Strike @ 77.50 Exp 5/15/15	(1,640)
(12)	E*Trade Financial Corp., Strike @ 29.00 Exp 5/15/15	(618)
(23)	E.I. Du Pont de Nemours & Co., Strike @ 72.50 Exp 5/15/15	(3,415)
(6)	Eastman Chemical Co., Strike @ 80.00 Exp 5/15/15	(360)
(14)	Eaton Corp. PLC, Strike @ 70.00 Exp 5/15/15	(735)
(33)	eBay, Inc., Strike @ 57.50 Exp 5/15/15	(4,685)
(11)	Ecolab, Inc., Strike @ 120.00 Exp 5/15/15	(138)
(10)	Edison International, Strike @ 62.50 Exp 5/15/15	(425)
(13)	Electronic Arts, Inc., Strike @ 60.00 Exp 5/15/15	(2,262)
(41)	ELI Lilly & Co., Strike @ 75.00 Exp 5/15/15	(451)
(53)	EMC Corp., Strike @ 27.00 Exp 5/15/15	(2,173)
(28)	Emerson Electric Co., Strike @ 60.00 Exp 5/15/15	(1,540)
(7)	ENDO International PLC, Strike @ 100.00 Exp 5/15/15	(158)
(10)	Ensco PLC, Class A, ADR, Strike @ 27.00 Exp 5/15/15	(1,075)
(7)	Entergy Corp., Strike @ 80.00 Exp 5/15/15	(123)
(16)	EOG Resources, Inc., Strike @ 100.00 Exp 5/15/15	(3,335)
(5)	Equifax, Inc., Strike @ 95.00 Exp 5/15/15	(1,200)
(2)	Equinix, Inc., Strike @ 250.00 Exp 5/15/15	(1,580)
(5)	Equities Corp., Strike @ 90.00 Exp 5/15/15	(850)
(15)	Equity Residential (REIT), Strike @ 77.50 Exp 5/15/15	(375)
(2)	Essex Property Trust, Inc., Strike @ 230.00 Exp 5/15/15	(155)
(9)	Estee Lauder Cos., Class A, Strike @ 87.50 Exp 5/15/15	(248)
(26)	Exelon Corp., Strike @ 34.00 Exp 5/15/15	(1,365)
(3)	Expedia, Inc., Strike @ 100.00 Exp 5/15/15	(585)
(8)	Expeditors International of Washington, Inc., Strike @ 48.00 Exp 5/15/15	(280)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(30)	Express Scripts Holding, Inc., Strike @ 90.00 Exp 5/15/15	(1,230)
(106)	Exxon Mobil Corp., Strike @ 87.50 Exp 5/15/15	(10,175)
(3)	F5 Networks, Inc., Strike @ 125.00 Exp 5/15/15	(378)
(88)	Facebook, Inc., Strike @ 87.50 Exp 5/15/15	(264)
(11)	Fastenal Co., Strike @ 42.00 Exp 5/15/15	(1,128)
(7)	FedEx Corp., Strike @ 170.00 Exp 5/15/15	(1,397)
(9)	Fidelity National Information Services, Inc., Strike @ 65.00 Exp 5/15/15	(185)
(3)	First Solar, Inc., Strike @ 67.50 Exp 5/15/15	(152)
(14)	FirstEnergy Corp., Strike @ 36.00 Exp 5/15/15	(630)
(10)	Fiserv, Inc., Strike @ 80.00 Exp 5/15/15	(375)
(5)	FLIR Systems, Inc., Strike @ 32.00 Exp 5/15/15	(50)
(4)	Flowserve Corp., Strike @ 60.00 Exp 5/15/15	(380)
(6)	Fluor Corp., Strike @ 62.50 Exp 5/15/15	(300)
(4)	FMC Corp., Strike @ 60.00 Exp 5/15/15	(390)
(10)	FMC Technologies, Inc., Strike @ 42.50 Exp 5/15/15	(2,100)
(108)	Ford Motor Co., Strike @ 16.00 Exp 5/15/15	(1,728)
(1)	Fossil Group, Inc., Strike @ 90.00 Exp 5/15/15	(185)
(36)	Freeport-McMoRan, Inc., Strike @ 22.00 Exp 5/15/15	(5,651)
(4)	GameStop Corp., Class A, Strike @ 42.00 Exp 5/15/15	(38)
(9)	Gannett Co., Inc., Strike @ 37.00 Exp 5/15/15	(113)
(8)	Gap, Inc., Strike @ 42.00 Exp 5/15/15	(108)
(5)	Garmin, Ltd., Strike @ 50.00 Exp 5/15/15	(33)
(10)	General Dynamics Corp., Strike @ 135.00 Exp 5/15/15	(3,399)
(423)	General Electric Co., Strike @ 28.00 Exp 5/15/15	(3,806)
(26)	General Growth Properties, Inc., Strike @ 30.00 Exp 5/15/15	(208)
(20)	General Mills, Inc., Strike @ 57.50 Exp 5/15/15	(250)
(56)	General Motors Co., Strike @ 38.00 Exp 5/15/15	(168)
(6)	Genuine Parts Co., Strike @ 95.00 Exp 5/15/15	(120)
(45)	Gilead Sciences, Inc., Strike @ 105.00 Exp 5/15/15	(6,119)
(11)	Goldman Sachs Group, Inc., Strike @ 200.00 Exp 5/15/15	(1,485)
(11)	Goodyear Tire & Rubber Co., Strike @ 28.00 Exp 5/15/15	(825)
(12)	Google, Inc., Class A, Strike @ 565.00 Exp 5/15/15	(4,379)
(12)	Google, Inc., Class C, Strike @ 555.00 Exp 5/15/15	(4,139)
(35)	Halliburton Co., Strike @ 50.00 Exp 5/15/15	(2,555)
(2)	Harman International Industries, Inc., Strike @ 145.00 Exp 5/15/15	(50)
(3)	Harris Corp., Strike @ 80.00 Exp 5/15/15	(615)
(14)	Hartford Financial Services Group, Inc., Strike @ 43.00 Exp 5/15/15	(84)
(9)	HCA Holdings, Inc., Strike @ 80.00 Exp 5/15/15	(203)
(14)	Health Care REIT, Inc., Strike @ 77.50 Exp 5/15/15	(175)
(4)	Helmerich & Payne, Inc., Strike @ 80.00 Exp 5/15/15	(410)
(2)	Henry Schein, Inc., Strike @ 140.00 Exp 5/15/15	(280)
(8)	Hess Corp., Strike @ 80.00 Exp 5/15/15	(416)
(44)	Hewlett-Packard Co., Strike @ 33.00 Exp 5/15/15	(2,596)
(32)	Honeywell International, Inc., Strike @ 105.00 Exp 5/15/15	(592)
(5)	Hormel Foods Corp., Strike @ 60.00 Exp 5/15/15	(50)
(31)	Host Hotels & Resorts, Inc., Strike @ 21.00 Exp 5/15/15	(310)
(6)	Humana, Inc., Strike @ 185.00 Exp 5/15/15	(105)
(11)	Ingersoll-Rand PLC, Strike @ 70.00 Exp 5/15/15	(83)
(128)	Intel Corp., Strike @ 33.00 Exp 5/15/15	(3,711)
(3)	IntercontinentalExchange Group, Inc., Strike @ 230.00 Exp 5/15/15	(720)
(28)	International Business Machines Corp., Strike @ 165.00 Exp 5/15/15	(18,479)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	International Flavors & Fragrances, Inc., Strike @ 120.00 Exp 5/15/15	(188)
(12)	International Paper Co., Strike @ 55.00 Exp 5/15/15	(432)
(11)	Intuit, Inc., Strike @ 100.00 Exp 5/15/15	(1,870)
(1)	Intuitive Surgical, Inc., Strike @ 575.00 Exp 5/15/15	(35)
(18)	Invesco, Ltd., Strike @ 41.00 Exp 5/15/15	(1,305)
(6)	Iron Mountain, Inc., Strike @ 37.50 Exp 5/15/15	(75)
(64)	Johnson & Johnson, Strike @ 100.00 Exp 5/15/15	(5,151)
(27)	Johnson Controls, Inc., Strike @ 52.50 Exp 5/15/15	(675)
(3)	Joy Global, Inc., Strike @ 42.00 Exp 5/15/15	(416)
(156)	JPMorgan Chase & Co., Strike @ 65.00 Exp 5/15/15	(3,275)
(15)	Juniper Networks, Inc., Strike @ 25.00 Exp 5/15/15	(2,340)
(2)	Kansas City Southern Industries, Inc., Strike @ 105.00 Exp 5/15/15	(160)
(7)	Kellogg Co., Strike @ 65.00 Exp 5/15/15	(350)
(5)	Keurig Green Mountain, Inc., Strike @ 125.00 Exp 5/15/15	(1,465)
(15)	Kimberly-Clark Corp., Strike @ 110.00 Exp 5/15/15	(1,650)
(71)	Kinder Morgan, Inc., Strike @ 45.00 Exp 5/15/15	(533)
(5)	KLA-Tencor Corp., Strike @ 60.00 Exp 5/15/15	(275)
(7)	Kohl's Corp., Strike @ 77.50 Exp 5/15/15	(245)
(14)	Kraft Foods Group, Inc., Strike @ 87.50 Exp 5/15/15	(315)
(10)	L Brands, Inc., Strike @ 93.00 Exp 5/15/15	(250)
(2)	L-3 Communications Holdings, Inc., Strike @ 125.00 Exp 5/15/15	(35)
(4)	Laboratory Corp. of America Holdings, Strike @ 130.00 Exp 5/15/15	(90)
(6)	Lam Research Corp., Strike @ 75.00 Exp 5/15/15	(1,110)
(3)	Legg Mason, Inc., Strike @ 55.00 Exp 5/15/15	(98)
(4)	Leggett & Platt, Inc., Strike @ 45.00 Exp 5/15/15	(70)
(6)	Lennar Corp., Strike @ 50.00 Exp 5/15/15	(45)
(10)	Leucadia National Corp., Strike @ 23.00 Exp 5/15/15	(875)
(12)	Level 3 Communications, Inc., Strike @ 55.00 Exp 5/15/15	(1,890)
(11)	Lincoln National Corp., Strike @ 60.00 Exp 5/15/15	(77)
(10)	Linear Technology Corp., Strike @ 48.00 Exp 5/15/15	(250)
(9)	Lockheed Martin Corp., Strike @ 200.00 Exp 5/15/15	(68)
(41)	Lowe's Cos., Inc., Strike @ 75.00 Exp 5/15/15	(431)
(16)	LyondellBasell Industries NV, Class A, Strike @ 100.00 Exp 5/15/15	(6,880)
(5)	M&T Bank Corp., Strike @ 125.00 Exp 5/15/15	(100)
(14)	Macy's, Inc., Strike @ 70.00 Exp 5/15/15	(301)
(4)	Mallinckrodt PLC, Strike @ 130.00 Exp 5/15/15	(140)
(28)	Marathon Oil Corp., Strike @ 32.00 Exp 5/15/15	(1,022)
(11)	Marathon Petroleum Corp., Strike @ 105.00 Exp 5/15/15	(440)
(7)	Marriott International, Inc., Class A, Strike @ 80.00 Exp 5/15/15	(1,120)
(2)	Martin Marietta Materials, Inc., Strike @ 145.00 Exp 5/15/15	(345)
(15)	Masco Corp., Strike @ 27.00 Exp 5/15/15	(563)
(30)	MasterCard, Inc., Class A, Strike @ 90.00 Exp 5/15/15	(4,934)
(14)	Mattel, Inc., Strike @ 28.00 Exp 5/15/15	(980)
(5)	McCormick & Co., Inc., Strike @ 80.00 Exp 5/15/15	(125)
(31)	McDonald's Corp., Strike @ 97.50 Exp 5/15/15	(6,339)
(9)	McGraw-Hill Cos., Inc., Strike @ 105.00 Exp 5/15/15	(1,148)
(7)	McKesson Corp., Strike @ 230.00 Exp 5/15/15	(1,155)
(8)	Mead Johnson Nutrition Co., Strike @ 105.00 Exp 5/15/15	(392)
(7)	MeadWestvaco Corp., Strike @ 50.00 Exp 5/15/15	(350)
(34)	Medtronic PLC, Strike @ 77.50 Exp 5/15/15	(748)
(66)	Merck & Co., Inc., Strike @ 57.50 Exp 5/15/15	(15,278)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(47)	MetLife, Inc., Strike @ 52.50 Exp 5/15/15	(1,857)
(6)	Michael Kors Holdings, Ltd., Strike @ 65.00 Exp 5/15/15	(150)
(5)	Microchip Technology, Inc., Strike @ 50.00 Exp 5/15/15	(200)
(34)	Micron Technology, Inc., Strike @ 29.00 Exp 5/15/15	(1,156)
(344)	Microsoft Corp., Strike @ 43.00 Exp 5/15/15	(196,079)
(2)	Mohawk Industries, Inc., Strike @ 185.00 Exp 5/15/15	(200)
(5)	Molson Coors Brewing Co., Strike @ 80.00 Exp 5/15/15	(150)
(69)	Mondelez International, Inc., Strike @ 39.00 Exp 5/15/15	(2,519)
(16)	Monsanto Co., Strike @ 120.00 Exp 5/15/15	(112)
(6)	Monster Beverage Corp., Strike @ 145.00 Exp 5/15/15	(1,155)
(4)	Moody's Corp., Strike @ 105.00 Exp 5/15/15	(1,540)
(54)	Morgan Stanley, Strike @ 38.00 Exp 5/15/15	(1,539)
(5)	Motorola Solutions, Inc., Strike @ 62.50 Exp 5/15/15	(198)
(17)	Mylan NV, Strike @ 72.50 Exp 5/15/15	(4,802)
(17)	National-Oilwell Varco, Inc., Strike @ 57.50 Exp 5/15/15	(561)
(11)	NetApp, Inc., Strike @ 37.00 Exp 5/15/15	(380)
(2)	Netflix.com, Inc., Strike @ 600.00 Exp 5/15/15	(258)
(11)	Newell Rubbermaid, Inc., Strike @ 40.00 Exp 5/15/15	(193)
(6)	Newfield Exploration Co., Strike @ 41.00 Exp 5/15/15	(435)
(21)	Newmont Mining Corp., Strike @ 25.00 Exp 5/15/15	(3,601)
(13)	News Corp., Class A, Strike @ 16.00 Exp 5/15/15	(325)
(12)	NextEra Energy, Inc., Strike @ 105.00 Exp 5/15/15	(300)
(13)	Nielsen Holdings NV, Strike @ 47.00 Exp 5/15/15	(195)
(19)	Nike, Inc., Class B, Strike @ 100.00 Exp 5/15/15	(1,672)
(9)	NiSource, Inc., Strike @ 44.00 Exp 5/15/15	(383)
(9)	Noble Corp. PLC, Strike @ 18.00 Exp 5/15/15	(302)
(16)	Noble Energy, Inc., Strike @ 55.00 Exp 5/15/15	(320)
(6)	Nordstrom, Inc., Strike @ 80.00 Exp 5/15/15	(252)
(7)	Norfolk Southern Corp., Strike @ 100.00 Exp 5/15/15	(1,400)
(7)	Northrop Grumman Corp., Strike @ 165.00 Exp 5/15/15	(70)
(14)	NRG Energy, Inc., Strike @ 26.00 Exp 5/15/15	(700)
(13)	Nucor Corp., Strike @ 49.00 Exp 5/15/15	(1,118)
(16)	NVIDIA Corp., Strike @ 23.00 Exp 5/15/15	(632)
(22)	Occidental Petroleum Corp., Strike @ 82.50 Exp 5/15/15	(1,595)
(10)	Omnicom Group, Inc., Strike @ 80.00 Exp 5/15/15	(100)
(8)	ONEOK, Inc., Strike @ 52.50 Exp 5/15/15	(240)
(95)	Oracle Corp., Strike @ 44.00 Exp 5/15/15	(4,702)
(3)	O'Reilly Automotive, Inc., Strike @ 220.00 Exp 5/15/15	(705)
(5)	Owens-Illinois, Inc., Strike @ 25.00 Exp 5/15/15	(63)
(14)	PACCAR, Inc., Strike @ 65.00 Exp 5/15/15	(1,680)
(3)	Pall Corp., Strike @ 100.00 Exp 5/15/15	(173)
(5)	Parker Hannifin Corp., Strike @ 125.00 Exp 5/15/15	(75)
(3)	Patterson Cos., Inc., Strike @ 48.00 Exp 5/15/15	(83)
(11)	Paychex, Inc., Strike @ 49.00 Exp 5/15/15	(275)
(5)	Pentair PLC, Strike @ 65.00 Exp 5/15/15	(100)
(42)	PepsiCo, Inc., Strike @ 97.50 Exp 5/15/15	(1,029)
(5)	Perrigo Co. PLC, Strike @ 210.00 Exp 5/15/15	(513)
(257)	Pfizer, Inc., Strike @ 36.00 Exp 5/15/15	(900)
(20)	PG&E Corp., Strike @ 55.00 Exp 5/15/15	(250)
(33)	Philip Morris International, Strike @ 85.00 Exp 5/15/15	(1,205)
(22)	Phillips 66, Strike @ 82.50 Exp 5/15/15	(825)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(6)	Pioneer Natural Resources Co., Strike @ 190.00 Exp 5/15/15	(495)
(5)	Plum Creek Timber Co., Inc., Strike @ 43.00 Exp 5/15/15	(73)
(14)	PNC Financial Services Group, Strike @ 92.50 Exp 5/15/15	(1,071)
(2)	Polo Ralph Lauren Corp., Strike @ 140.00 Exp 5/15/15	(335)
(5)	PPG Industries, Inc., Strike @ 230.00 Exp 5/15/15	(138)
(18)	PPL Corp., Strike @ 34.00 Exp 5/15/15	(990)
(12)	Praxair, Inc., Strike @ 125.00 Exp 5/15/15	(570)
(4)	Precision Castparts Corp., Strike @ 210.00 Exp 5/15/15	(1,520)
(113)	Procter & Gamble Co., Strike @ 85.00 Exp 5/15/15	(283)
(14)	Progressive Corp., Strike @ 27.00 Exp 5/15/15	(280)
(19)	Prudential Financial, Inc., Strike @ 82.50 Exp 5/15/15	(2,973)
(6)	Public Storage, Strike @ 195.00 Exp 5/15/15	(420)
(3)	PVH Corp., Strike @ 110.00 Exp 5/15/15	(83)
(6)	QEP Resources, Inc., Strike @ 24.00 Exp 5/15/15	(75)
(54)	Qualcomm, Inc., Strike @ 70.00 Exp 5/15/15	(1,782)
(6)	Quanta Services, Inc., Strike @ 30.00 Exp 5/15/15	(105)
(7)	Range Resources Corp., Strike @ 65.00 Exp 5/15/15	(823)
(9)	Raytheon Co., Strike @ 110.00 Exp 5/15/15	(104)
(5)	Red Hat, Inc., Strike @ 75.00 Exp 5/15/15	(725)
(3)	Regeneron Pharmaceuticals, Inc., Strike @ 485.00 Exp 5/15/15	(1,380)
(10)	Republic Services, Inc., Class A, Strike @ 41.00 Exp 5/15/15	(325)
(13)	Reynolds American, Inc., Strike @ 77.50 Exp 5/15/15	(358)
(4)	Rockwell Automation, Inc., Strike @ 115.00 Exp 5/15/15	(1,840)
(5)	Rockwell Collins, Inc., Strike @ 100.00 Exp 5/15/15	(175)
(4)	Roper Industries, Inc., Strike @ 175.00 Exp 5/15/15	(160)
(8)	Ross Stores, Inc., Strike @ 105.00 Exp 5/15/15	(140)
(7)	Royal Caribbean Cruises, Ltd., Strike @ 82.50 Exp 5/15/15	(21)
(2)	Ryder System, Inc., Strike @ 97.50 Exp 5/15/15	(120)
(25)	Salesforce.com, Inc., Strike @ 70.00 Exp 5/15/15	(11,374)
(9)	SanDisk Corp., Strike @ 70.00 Exp 5/15/15	(491)
(4)	SCANA Corp., Strike @ 55.00 Exp 5/15/15	(110)
(53)	Schlumberger, Ltd., Strike @ 97.50 Exp 5/15/15	(3,313)
(3)	Scripps Networks Interactive, Inc., Strike @ 70.00 Exp 5/15/15	(435)
(6)	Seagate Technology PLC, Strike @ 57.50 Exp 5/15/15	(1,164)
(9)	Sealed Air Corp., Strike @ 47.00 Exp 5/15/15	(225)
(9)	Sempra Energy, Strike @ 110.00 Exp 5/15/15	(338)
(3)	Sherwin-Williams Co., Strike @ 290.00 Exp 5/15/15	(143)
(13)	Simon Property Group, Inc., Strike @ 195.00 Exp 5/15/15	(98)
(6)	Skyworks Solutions, Inc., Strike @ 100.00 Exp 5/15/15	(765)
(4)	SL Green Realty Corp., Strike @ 130.00 Exp 5/15/15	(60)
(2)	Snap-on, Inc., Strike @ 150.00 Exp 5/15/15	(370)
(37)	Southern Co., Strike @ 45.00 Exp 5/15/15	(796)
(22)	Southwest Airlines Co., Strike @ 44.00 Exp 5/15/15	(330)
(13)	Southwestern Energy Co., Strike @ 28.00 Exp 5/15/15	(1,073)
(28)	Spectra Energy Corp., Strike @ 39.00 Exp 5/15/15	(490)
(12)	St. Jude Medical, Inc., Strike @ 70.00 Exp 5/15/15	(1,590)
(6)	Stanley Black & Decker, Inc., Strike @ 100.00 Exp 5/15/15	(435)
(26)	Staples, Inc., Strike @ 17.00 Exp 5/15/15	(650)
(62)	Starbucks Corp., Strike @ 50.00 Exp 5/15/15	(3,192)
(6)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 86.85 Exp 5/15/15	(846)
(12)	State Street Corp., Strike @ 77.50 Exp 5/15/15	(1,098)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(2)	Stericycle, Inc., Strike @ 140.00 Exp 5/15/15	(30)
(12)	Stryker Corp., Strike @ 95.00 Exp 5/15/15	(450)
(22)	SunTrust Banks, Inc., Strike @ 43.00 Exp 5/15/15	(198)
(20)	Symantec Corp., Strike @ 25.00 Exp 5/15/15	(1,280)
(16)	Sysco Corp., Strike @ 38.00 Exp 5/15/15	(640)
(11)	T. Rowe Price Group, Inc., Strike @ 85.00 Exp 5/15/15	(165)
(26)	Target Corp., Strike @ 82.50 Exp 5/15/15	(338)
(8)	TE Connectivity, Ltd., Strike @ 70.00 Exp 5/15/15	(120)
(4)	Tenet Healthcare Corp., Strike @ 55.00 Exp 5/15/15	(70)
(6)	Teradata Corp., Strike @ 45.00 Exp 5/15/15	(570)
(5)	Tesoro Corp., Strike @ 90.00 Exp 5/15/15	(550)
(11)	Textron, Inc., Strike @ 48.00 Exp 5/15/15	(72)
(27)	The Boeing Co., Strike @ 155.00 Exp 5/15/15	(230)
(38)	The Charles Schwab Corp., Strike @ 31.00 Exp 5/15/15	(1,235)
(9)	The Chubb Corp., Strike @ 105.00 Exp 5/15/15	(59)
(25)	The Dow Chemical Co., Strike @ 50.00 Exp 5/15/15	(3,499)
(42)	The Home Depot, Inc., Strike @ 115.00 Exp 5/15/15	(252)
(17)	The Interpublic Group of Cos., Inc., Strike @ 22.00 Exp 5/15/15	(255)
(4)	The J.M. Smucker Co., Strike @ 120.00 Exp 5/15/15	(90)
(4)	The Macerich Co., Strike @ 85.00 Exp 5/15/15	(310)
(13)	The Mosaic Co., Strike @ 47.50 Exp 5/15/15	(91)
(3)	The NASDAQ OMX Group, Inc., Strike @ 50.00 Exp 5/15/15	(75)
(2)	The Priceline Group, Inc., Strike @ 1265.00 Exp 5/15/15	(4,929)
(49)	The Walt Disney Co., Strike @ 110.00 Exp 5/15/15	(9,750)
(12)	Thermo Fisher Scientific, Inc., Strike @ 135.00 Exp 5/15/15	(150)
(4)	Tiffany & Co., Strike @ 87.50 Exp 5/15/15	(724)
(11)	Time Warner Cable, Inc., Class A, Strike @ 165.00 Exp 5/15/15	(1,045)
(34)	Time Warner, Inc., Strike @ 87.50 Exp 5/15/15	(1,326)
(29)	TJX Companies., Inc., Strike @ 67.50 Exp 5/15/15	(290)
(7)	Total System Services, Inc., Strike @ 40.00 Exp 5/15/15	(280)
(5)	Tractor Supply Co., Strike @ 90.00 Exp 5/15/15	(163)
(12)	Transocean, Ltd., Strike @ 20.00 Exp 5/15/15	(515)
(4)	TripAdvisor, Inc., Strike @ 90.00 Exp 5/15/15	(420)
(76)	Twenty-First Century Fox, Inc., Strike @ 35.00 Exp 5/15/15	(3,229)
(17)	Tyco International PLC, Strike @ 44.00 Exp 5/15/15	(111)
(12)	Tyson Foods, Inc., Class A, Strike @ 41.00 Exp 5/15/15	(480)
(75)	U.S. BanCorp, Strike @ 44.00 Exp 5/15/15	(825)
(26)	Union Pacific Corp., Strike @ 110.00 Exp 5/15/15	(1,417)
(23)	United Parcel Service, Inc., Class B, Strike @ 97.50 Exp 5/15/15	(7,647)
(3)	United Rentals, Inc., Strike @ 100.00 Exp 5/15/15	(218)
(34)	United Technologies Corp., Strike @ 120.00 Exp 5/15/15	(255)
(40)	UnitedHealth Group, Inc., Strike @ 125.00 Exp 5/15/15	(300)
(3)	Universal Health Services, Class B, Strike @ 125.00 Exp 5/15/15	(45)
(10)	Unum Group, Strike @ 35.00 Exp 5/15/15	(225)
(22)	Valero Energy Corp., Strike @ 60.00 Exp 5/15/15	(605)
(3)	Varian Medical Systems, Inc., Strike @ 95.00 Exp 5/15/15	(38)
(14)	Ventas, Inc., Strike @ 75.00 Exp 5/15/15	(105)
(4)	VeriSign, Inc., Strike @ 70.00 Exp 5/15/15	(20)
(144)	Verizon Communications, Inc., Strike @ 50.00 Exp 5/15/15	(12,599)
(10)	Vertex Pharmaceuticals, Inc., Strike @ 140.00 Exp 5/15/15	(800)
(14)	VF Corp., Strike @ 77.50 Exp 5/15/15	(315)

See Notes to Financial Statements.

Horizons S&P 500® Covered Call ETF SCHEDULE OF WRITTEN CALL OPTIONS (Concluded)	April 30, 2015

Number of Contracts		Value ($)
Written Call Options, Continued
(15)	Viacom, Inc., Class B, Strike @ 72.50 Exp 5/15/15	(375)
(81)	Visa, Inc., Class A, Strike @ 67.50 Exp 5/15/15	(6,682)
(7)	Vornado Realty Trust, Strike @ 110.00 Exp 5/15/15	(140)
(4)	Vulcan Materials Co., Strike @ 85.00 Exp 5/15/15	(950)
(1)	W.W. Grainger, Inc., Strike @ 240.00 Exp 5/15/15	(900)
(27)	Walgreens Boots Alliance, Inc., Strike @ 90.00 Exp 5/15/15	(189)
(66)	Wal-Mart Stores, Inc., Strike @ 80.00 Exp 5/15/15	(1,584)
(3)	Waters Corp., Strike @ 130.00 Exp 5/15/15	(120)
(156)	Wells Fargo & Co., Strike @ 55.00 Exp 5/15/15	(9,125)
(5)	Western Digital Corp., Strike @ 100.00 Exp 5/15/15	(545)
(14)	Western Union Co., Strike @ 21.00 Exp 5/15/15	(455)
(22)	Weyerhaeuser Co., Strike @ 33.00 Exp 5/15/15	(220)
(3)	Whirlpool Corp., Strike @ 200.00 Exp 5/15/15	(8)
(9)	Whole Foods Market, Inc., Strike @ 50.00 Exp 5/15/15	(954)
(17)	Williams Cos., Inc., Strike @ 52.50 Exp 5/15/15	(612)
(5)	Wisconsin Energy Corp., Strike @ 50.00 Exp 5/15/15	(188)
(4)	Wyndham Worldwide Corp., Strike @ 92.50 Exp 5/15/15	(60)
(2)	Wynn Resorts, Ltd., Strike @ 130.00 Exp 5/15/15	(21)
(15)	Xcel Energy, Inc., Strike @ 35.00 Exp 5/15/15	(150)
(11)	Xilinx, Inc., Strike @ 47.00 Exp 5/15/15	(77)
(8)	XL Group PLC, Strike @ 38.00 Exp 5/15/15	(100)
(36)	Yahoo!, Inc., Strike @ 48.00 Exp 5/15/15	(324)
(15)	Yum! Brands, Inc., Strike @ 82.50 Exp 5/15/15	(5,999)
(7)	Zimmer Holdings, Inc., Strike @ 120.00 Exp 5/15/15	(158)
(5)	Zions BanCorp., Strike @ 28.00 Exp 5/15/15	(335)
(21)	Zoetis, Inc., Strike @ 49.00 Exp 5/15/15	(420)
Total Written Call Options (Premiums Received $682,137)		$(752,433)

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENT OF ASSETS AND LIABILITIES	April 30, 2015

Horizons S&P 500® Covered Call ETF
Assets:
Investments, at value (Cost $71,731,609)	$77,649,212
Cash	552,101
Dividends receivable	71,200
Receivable for investments sold	26,992
Total Assets	78,299,505
Liabilities:
Payable for investments purchased	6,913
Written options (Premiums received $682,137)	752,433
Distributions payable	223,036
Management fees payable	41,499
Total Liabilities	1,023,881

Net Assets	$77,275,624

Net Assets consist of:
Capital	$74,035,628
Accumulated net realized gain (loss) on investments	(2,607,311)
Net unrealized appreciation (depreciation) on investments	5,847,307
Net Assets	$77,275,624

Net Assets:	$77,275,624
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	1,702,500
Net Asset Value	$45.39

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENT OF OPERATIONS	For the Year Ended April 30, 2015

Horizons S&P 500® Covered Call ETF
Investment Income:
Dividend income (net of withholding tax of $108)	$841,150
Total Investment Income	841,150

Expenses:
Management fees	267,781
Other fees	184
Total Expenses	267,965

Net Investment Income (Loss)	573,185

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	688,339
Net realized gains (losses) on written options	(2,040,111)
Change in unrealized appreciation (depreciation) on investments and written options	2,857,321
Net Realized and Unrealized Gains (Losses) on Investments	1,505,549

Change in Net Assets Resulting From Operations	$2,078,734

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2015

	Horizons S&P 500® Covered Call ETF
	Year Ended April 30, 2015	For the period June 24, 2013(a) through April 30, 2014
From Investment Activities:
Operations:
Net investment income (loss)	$573,185	$267,907
Net realized gains (losses) on investments	688,339	387,466
Net realized gains (losses) on written options	(2,040,111)	(524,407)
Change in unrealized appreciation (depreciation) on investments and written options	2,857,321	2,989,986
Change in net assets resulting from operations	2,078,734	3,120,952

Distributions to Shareholders From:
Net investment income	(765,731)	(339,609)
Net realized gains on investments	(439,240)	(415,110)
Tax return of capital	(609,679)	—
Change in net assets resulting from distributions	(1,814,650)	(754,719)

Capital Transactions:
Proceeds from shares issued	49,987,936	24,557,371
Change in net assets resulting from capital transactions	49,987,936	24,557,371
Change in net assets	50,252,020	26,923,604

Net Assets:
Beginning of period	27,023,604	100,000 (b)
End of period	$77,275,624	$27,023,604
Accumulated net investment income (loss)	$—	$—

Share Transactions:
Issued	1,100,000	600,000
Change in shares	1,100,000	600,000

Amounts listed as “—” are $0 or have been rounded to $0.

(a)	Commencement of operations.

(b)	Beginning capital of $100,000 was contributed from the Sub-Advisor in exchange for 2,500 shares in connection with the commencement of operations.

See Notes to Financial Statements.

EXCHANGE TRADED CONCEPTS TRUST II FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities				Distribution to Shareholders From							Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(a),(b)	Total Return at Market(a),(c)	Ratio of Expenses to Average Net Assets(d)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)	Net Assets at End of Period (000's)	Portfolio Turnover(a)
Horizons S&P 500® Covered Call ETF
Year Ended April 30, 2015	$44.85	$0.63	(e)	$2.03	$2.66	$(0.83)	$(0.63)	$(0.66)	$(2.12)	$45.39	5.97%	6.47%	0.65%	1.39%	$77,276	12%
June 24, 2013(f) through April 30, 2014	$40.00	$0.52		$5.66	$6.18	$(0.64)	$(0.69)	—	$(1.33)	$44.85	15.59%	15.73%	0.65%	1.37%	$27,024	34%

(a)	Not annualized for periods less than one year.

(b)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(c)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(d)	Annualized for periods less than one year.

(e)	Per share numbers have been calculated using the average shares method.

(f)	Commencement of operations.

See Notes to Financial Statements.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS	April 30, 2015

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund” or the “Fund”). The Fund is a passively managed exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the S&P 500® Stock Covered Call Index (the “Underlying Index”). Accordingly, the investments owned by the Fund generally correspond to the weightings within the Underlying Index. The Fund’s prospectus provides a description of the Fund’s investment objective, policies, and strategies. There is no assurance that the Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). The Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Underlying Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 — Quoted prices in active markets for identical assets

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2015 for the Fund based upon the three levels defined above:

S&P 500 Fund	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$77,649,212	$—	$—	$77,649,212
Total Investment Securities	77,649,212	—	—	77,649,212
Other Financial Instruments:
Written Call Options	(752,433)	—	—	(752,433)
Total Investments	$76,896,779	$—	$—	$76,896,779

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of April 30, 2015, there were no transfers between Levels 1, 2, and 3 based on levels assigned to securities at the beginning of the year. For the year ended April 30, 2015, there were no securities categorized as Level 3.

Options

The Fund writes (or sells) exchange-traded call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase or sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over-the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

When the Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When the Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when the Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. The Fund may terminate its position in an exchange-traded written option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The Fund had the following transactions in exchange-traded written options during the year ended April 30, 2015:

S&P 500 Fund	Number of Contracts	Premiums Received
Options outstanding at April 30, 2014	3,461	$236,063
Options written	69,358	5,856,778
Options expired	(69)	(2,935)
Options exercised	(367)	(144,955)
Options closed	(62,855)	(5,262,814)
Options outstanding at April 30, 2015	9,528	$682,137

The following is a summary of the value of written options on the Statement of Assets and Liabilities, categorized by risk exposure, as of April 30, 2015:

		Assets		Liabilities
Fund	Primary Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
S&P 500 Fund	Equity Risk Exposure	Investment securities, at value (purchased options)	$—	Written options	$752,433

The following is a summary of the effect of written options on the Statement of Operations, categorized by risk exposure, for the year ended April 30, 2015:

Fund	Primary Risk Exposure	Realized gains (losses) on written options	Change in unrealized appreciation (depreciation) on investments and written options
S&P 500 Fund	Equity Risk Exposure	$ (2,040,111)	$ 3,802

The volume of options written by the Fund at April 30, 2015 is indicative of the volume of options throughout the year ended April 30, 2015.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities.

Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements.

Distributions to Shareholders

The Fund distributes a monthly dividend of net investment income and any net short-term capital gains recognized in connection with the Fund’s equity call option activities calculated during each monthly dividend calculation period. Distributions of remaining net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

If the Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made in the taxable year may be treated as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce a shareholder’s cost basis and result in a higher capital gain and lower capital loss when the Shares on which the distribution was received are sold. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

3. Transactions with Affiliates and Other Servicing Agreements

Investment Advisory and Sub-Advisory Agreements

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Subject at all times to the supervision and approval of the Board, the Adviser is responsible for the overall management of the Trust. The Adviser or, if it has delegated such authority, the Sub-Adviser (as defined below) determines what investments should be purchased and sold, and places orders for all such purchases and sales, on behalf of the Trust.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.65% of average daily net assets.

Under the Advisory Agreement, the Adviser pays all expenses of the Fund other than the management fee, distribution fees and expenses pursuant to the Fund’s Distribution and Service Plan (as defined below), if any, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, taxes, interest, acquired fund fees and expenses, accrued deferred tax liability, and other extraordinary expenses.

Investment Sub-Advisory Agreement

The Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser serves as investment sub-adviser and is responsible for making investment decisions and will continuously review, supervise and administer the investment program, subject to the supervision of the Adviser and the Board. The sub-adviser fees are borne by the Fund’s Adviser.

Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of Fund Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2015. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

Other Servicing Agreements

Administrator, Custodian, Fund Accountant and Transfer Agent

Citi Fund Services Ohio, Inc. serves as administrator, fund accountant, transfer agent and dividend disbursing agent for the Fund pursuant to a Services Agreement. Citibank, NA serves as the custodian of the Fund pursuant to a Custodial and Agency Services Agreement.

Officers of the Trust

Certain officers of the Trust are also employees of the Fund’s Adviser, Administrator, and affiliates of the Distributor.

4. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2015 were $5,108,968 and $8,110,154, respectively.

Purchase of in-kind transactions for the year ended April 30, 2015 were $49,973,457. There were no sales of in-kind transactions for the year ended April 30, 2015.

5. Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the S&P 500 Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly by the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Except under limited circumstances, purchasers will be required to purchase Creation Units by making an in-kind deposit of specified instruments (“Deposit Instruments”), and shareholders redeeming Creation Units will receive an in-kind transfer of specified securities (“Redemption Instruments”). Due to the written option component of the Creation Unit and other reasons, there could be a difference between the NAV of a Creation Unit being purchased or redeemed and the Deposit or Redemption Instruments exchanged for the Creation Unit. The party conveying the instruments with the lower value will also pay to the other an amount in cash equal to that difference.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk: Securities in the Underlying Index are subject to market fluctuations. The investor should anticipate that the value of Shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in the Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

Industry Concentration Risk: To the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in the industry, which may subject the Fund to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Fund and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2015

7. Federal Income Tax Information

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments, the following amounts have been reclassified for the tax year ended April 30, 2015:

Fund	Accumulated Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
S&P 500 Fund	$192,546	$(192,546)

The tax character of distributions paid to shareholders during the tax year ended April 30, 2015 was as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
S&P 500 Fund	$1,196,212	$8,759	$1,204,971	$609,679	$1,814,650

The tax character of distributions paid to shareholders during the tax year ended April 30, 2014 was as follows:

	Distributions paid from
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
S&P 500 Fund	$754,719	$754,719	$754,719

As of the tax year ended April 30, 2015, the components of accumulated earnings (deficit) on a tax basis was as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)(a)	Accumulated Earnings (Deficit)
S&P 500 Fund	$—	$—	$(101,925)	$3,341,921	$3,239,996

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sales and straddles.

At April 30, 2015, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, was as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Fund	$74,236,995	$6,573,496	$(3,161,279)	$3,412,217

Under current tax law, capital losses and net investment losses realized after October 31 and December 31, respectively, of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the year ended April 30,2015, the Fund had deferred losses of $101,925.

Exchange Traded Concepts Trust II NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2015

8. Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Effective June 5, 2015, the Trust was re-named Exchange Listed Funds Trust. In addition, a Special Meeting of Shareholders of the Fund was held on June 12, 2015. At the Special Meeting, shareholders of record of the Fund as of the close of business on March 27, 2015 approved the following proposals:

●	A new investment advisory agreement between the Trust and Exchange Traded Concepts, LLC (the “Adviser”);

●	A new investment sub-advisory agreement between the Adviser and Horizons ETFs Management (USA) LLC;

●

A “manager of managers” arrangement to grant the Fund and the Adviser greater flexibility to change sub-advisory arrangements without shareholder approval, subject to prior approval by the Board of Trustees; and

●	The election of Timothy J. Jacoby as a Trustee of the Trust

Management has determined there are no additional events that would require disclosure in the Fund’s financial statements through this date.

Exchange Traded Concepts Trust II REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Exchange Traded Concepts Trust II

We have audited the accompanying statement of assets and liabilities of Exchange Traded Concepts Trust II (the Fund) (comprised of the Horizons S&P 500 Covered Call ETF), including the schedule of portfolio investments and written call options, as of April 30, 2015, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year ended April 30, 2015 and the period June 24, 2013 through April 30, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with custodian and brokers; or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2015, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year ended April 30, 2015 and the period June 24, 2013 through April 30, 2014, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
June 26, 2015

Exchange Traded Concepts Trust II DISCLOSURE OF FUND EXPENSES	April 30, 2015 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) cost for ETF management and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of an ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of the investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates your Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Actual Expenses Paid During the Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Actual Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for the Fund under “Actual Expenses Paid During the Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Hypothetical Expenses Paid During the Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not the Fund’s actual return - the account values shown may not apply to your specific investment.

Fund	Beginning Account Value 11/01/14	Actual Ending Account Value 4/30/15	Hypothetical Ending Account Value 4/30/15	Actual Expenses Paid During the Period 11/01/14 - 4/30/15*	Hypothetical Expenses Paid During the Period 11/01/14 - 4/30/15*	Annualized Expense Ratio During Period 11/01/14 - 4/30/15
S&P 500 Fund	$1,000.00	$1,015.40	$1,021.57	$3.25	$3.26	0.65%

*

Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Exchange Traded Concepts Trust II OTHER INFORMATION	April 30, 2015 (Unaudited)

S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The foregoing trademarks have been licensed for use by S&P Dow Jones Indices LLC. S&P®, S&P 500® and S&P 500 Stock Covered Call™ are trademarks of S&P and have been licensed for use by Horizons ETFs Management (USA) LLC (“Horizons”). The S&P 500 Stock Covered Call Index (the Index) is a product of S&P Dow Jones Indices LLC and has been licensed for use by Horizons.

The Horizons S&P 500 Covered Call ETF (the “ETF”) is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, any of their respective affiliates, their third party licensors (collectively, “S&P Dow Jones Indices”), the Chicago Board Options Exchange, Incorporated and any of its affiliates and third party licensors (collectively, “CBOE”). Neither S&P Dow Jones Indices or CBOE make any representation or warranty, express or implied, to the owners of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly, or the ability of the Indices to track general market or market segment performance. S&P Dow Jones Indices’ and CBOE’s only relationship to Horizons with respect to the Index is providing calculation services for the Indicative Optimized Portfolio Values (“IOPV”), Indices and/or the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The IOPV and Index are determined, composed and calculated by S&P Dow Jones Indices and CBOE, as the case may be, without regard to Horizons or the ETF. S&P Dow Jones Indices and CBOE have no obligation to take the needs of Horizons or the owners of the ETF into consideration in determining, composing or calculating the IOPV and Index. S&P Dow Jones Indices and CBOE are not responsible for and have not participated in the determination of the prices, and amount of the ETF or the timing of the issuance or sale of the ETF or in the determination or calculation of the equation by which the ETF is to be converted into cash. S&P Dow Jones Indices and CBOE are not responsible for and have not participated in the issuance or sale of the ETF, and have no obligation or liability in connection with the administration, marketing or trading of the ETF. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC and its subsidiaries are not investment advisors. Inclusion of a security within an IOPV or index is not a recommendation by S&P Dow Jones Indices and CBOE to buy, sell, or hold such security, nor is it considered to be investment advice. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the ETF currently being issued by Horizons, but which may be similar to and competitive with the ETF. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the Index. It is possible that this trading activity will affect the value of the IOPV, Index and the ETF.

S&P DOW JONES INDICES AND CBOE DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF ANY INDICATIVE OPTIMIZED PORFOLIO VALUE OR INDEX OR ANY DATA OR VALUE RELATED THERETO OR TO THE ETF (“VALUES AND DATA”), OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND CBOE SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS IN THE VALUES AND DATA. S&P DOW JONES INDICES AND CBOE MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE VALUES AND DATA, AND AS TO RESULTS TO BE OBTAINED BY HORIZONS, OWNERS OF THE ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE VALUES AND DATA. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES AND CBOE BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE WITH RESPECT TO THE ETF OR VALUES AND DATA. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND HORIZONS, OTHER THAN CBOE, AND ANY OTHER LICENSORS OF S&P DOW JONES INDICES.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Fund Shares. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Fund shares to be issued, or in the determination or calculation of the equation by which the shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Fund shares in connection with the administration, marketing, or trading of the Fund Shares. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Exchange Traded Concepts Trust II ADDITIONAL INFORMATION	April 30, 2015 (Unaudited)

Additional Federal Income Tax Information

For the year ended April 30, 2015, the Fund declared long-term capital gain distributions of $8,759.

For the year ended April 30, 2015, the Fund declared short-term capital gain distributions of $627,291.

For the year ended April 30, 2015, the total ordinary income dividends paid by the Fund qualifying for the corporate dividends received deduction available to corporate shareholders was 75.28%.

For the year ended April 30, 2015, dividends paid to the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 23.8%. Complete information will be reported in conjunction with the 2015 Form 1099-DIV. For the year ended April 30, 2015, the Fund designated 75.17% of its ordinary income dividend distributions as qualified dividend income.

Premium/Discount Information

The chart below details the relationship of the net asset value (“NAV”) of the Fund and the market price per Share on days when the market was open during the fiscal year. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for the Fund Shares as of the close of trading on the exchange where Shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund Shares is typically slightly higher or lower than the its per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund Shares and investors’ assessments of the underlying value of a Fund’s portfolio securities. As a shareholder, you may pay more than the NAV when you buy Fund shares and receive less than NAV when you sell those shares, because shares are bought and sold at current market prices. The data presented below represents past performance and cannot be used to predict future results.

S&P 500 Fund
From May 1, 2014 through April 30, 2015

Premium/Discount Range	Number of Days	Percentage of Total Days
Market Price is greater/less than NAV:
Greater than 2.0%	—	—%
Greater than 1.5% and Less than 2.0%	—	—
Greater than 1.0% and Less than 1.5%	—	—
Greater than 0.5% and Less than 1.0%	—	—
Between 0.5% and -0.5%	257	98.47
Less than -0.5% and Greater than -1.0%	4	1.53
Less than -1.0% and Greater than -1.5%	—	—
Less than -1.5% and Greater than -2.0%	—	—
Less than -2.0%	—	—
	261	100.00%

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

Approval of Investment Advisory Agreements

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, any investment advisory agreement for an investment company be specifically approved by: (i) the vote of the board of trustees of the company or by a vote of the shareholders of the company; and (ii) the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” (as defined under the 1940 Act) of any party to the investment advisory agreement (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the board of trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

During the period covered by this report, the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) called and held meetings on December 19, 2014 and January 22, 2015 to consider whether to approve the following agreements (collectively, the “Agreements”):

●	an Interim Advisory Agreement between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the Horizons S&P 500® Covered Call ETF (the “Fund”);

●	a New Advisory Agreement between the Adviser and the Trust, on behalf of the Fund;

●	an Interim Sub-Advisory Agreement between the Adviser and Horizons ETFs Management (USA) LLC (the “Sub-Adviser”) with respect to the Fund; and

●	a New Sub-Advisory Agreement between the Adviser and the Sub-Adviser, with respect to the Fund.

On January 15, 2015, Yorkville ETF Holdings, LLC (“Yorkville”), the Adviser’s parent company, underwent a change in control (the “Transaction”). Under the 1940 Act, the Transaction resulted in a change in control of the Adviser. Section 2(a)(4) of the 1940 Act provides that a change in control of an investment adviser causes an assignment of that adviser’s investment advisory contracts, and Section 15(a) of the 1940 Act provides that an investment advisory contract must automatically terminate upon its assignment. Accordingly, the Transaction resulted in the automatic termination of the investment advisory agreement pursuant to which the Adviser had previously provided investment advisory services to the Fund (the “Old Advisory Agreement”). The Transaction also resulted in the automatic termination of the sub-advisory agreement between the Adviser and the Sub-Adviser, with respect to the Fund (the “Old Sub-Advisory Agreement” and, together with the Old Advisory Agreement, the “Old Agreements”).

In anticipation of the Transaction, at a special in-person meeting held on December 19, 2014 ( the “December 19 Meeting”), the Board, including a majority of the Independent Trustees, approved an interim investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “Interim Advisory Agreement”) and an interim sub-advisory agreement between the Adviser and the Sub-Adviser, with respect to the Fund (the “Interim Sub-Advisory Agreement” and, together with the Interim Advisory Agreement, the “Interim Agreements”). As permitted by the 1940 Act, the Adviser and Sub-Adviser continued serving as investment adviser and sub-adviser, respectively, to the Fund upon completion of the Transaction pursuant to the Interim Agreements.

The Interim Advisory Agreement has the same advisory fee rate as the Old Advisory Agreement and is otherwise the same in all material respects as the Old Advisory Agreement, except that, as required by the 1940 Act, the Interim Advisory Agreement has a term of up to 150 days and requires that compensation payable to the Adviser be kept in an escrow account pending shareholder approval of a new advisory agreement. If a new advisory agreement is not approved by Fund shareholders, the Adviser will be entitled to be paid the lesser of any costs incurred in performing under the Interim Advisory Agreement and the total amount in the escrow account. A new advisory agreement between the Trust, on behalf of the Fund, and the Adviser (the “New Advisory Agreement”) requires shareholder approval, without which the Adviser will not be able to continue serving as investment adviser once the Interim Advisory Agreement expires. At a special in-person meeting held on January 22, 2015 (the “January 22 Meeting”), the Board, including a majority of the Independent Trustees, approved the New Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The New Advisory Agreement is the same in all material respects as the Old Advisory Agreement. The Adviser has informed the Board that no changes are planned to the management or operations of the Adviser as a result of the Transaction and that the services provided by the Adviser to the Fund will not be affected by the Transaction.

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Continued)

The Interim Sub-Advisory Agreement has the same sub-advisory fee rate as the Old Sub-Advisory Agreement and is otherwise the same in all material respects to the Old Sub-Advisory Agreement, except that, as required by the 1940 Act, the Interim Sub-Advisory Agreement has a term of up to 150 days. The Board, at the recommendation of the Adviser, determined to approve a new sub-advisory agreement between the Adviser and the Sub-Adviser, on behalf of the Fund (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”). The New Sub-Advisory Agreement requires shareholder approval in order to enable the Fund to continue to be managed in a manner that is substantially similar to the management of the Fund prior to the Transaction. At the January 22, 2015 Meeting, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement and recommended that it be submitted to Fund shareholders for approval. The terms of the New Sub-Advisory Agreement are substantially similar to the Old Sub-Advisory Agreement.

In determining to approve the Interim Agreements, the Board took into account that it was approving agreements of limited duration and that the Board would have an opportunity to consider new investment advisory and sub-advisory agreements at a meeting to be scheduled in the near future. The Board noted that those new agreements would be submitted to shareholders for approval. The Board also took into consideration that the terms of Interim Agreements were substantially identical to the terms of the Old Agreements, including that there was no change in the compensation to be paid thereunder. The Board noted that the key differences between the Old Agreements and the Interim Agreements were those resulting from compliance with an SEC rule regarding interim advisory agreements, including the duration of each Interim Agreement and, with respect to the Interim Advisory Agreement, the requirement that fees be held in an escrow account pending shareholder approval of the New Advisory Agreement. The Board considered that the Adviser and the Sub-Adviser have been managing the Funds since they commenced operations. The Board also considered the representations made by the Adviser that there would be no change in the scope or quality of services to be provided by it as a result of the Transaction. The Board further noted that the Transaction did not involve the Sub-Adviser and that, consequently, the Sub-Adviser was expected to continue providing services of the same nature, level, and quality as it had provided before the Transaction. In their deliberations on the Interim Agreements, the Board did not identify any single piece of information that was all-important, controlling, or determinative of its decision.

With respect to the New Agreements, prior to the January 22 Meeting, the Board, including the Independent Trustees, reviewed written materials from the Adviser and the Sub-Adviser regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the historical performance of the Fund; (iii) the Adviser and the Sub-Adviser’s expected cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser, the Sub-Adviser, or their affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory and sub-advisory fees for the Fund reflect economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant. In its deliberations regarding the New Agreements, the Board did not identify any single piece of information discussed below that was all-important, controlling, or determinative of its decision.

Nature, Extent and Quality of Services Provided. The Board considered the Adviser and the Sub-Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, such as providing portfolio investment management services, and the qualifications, experiences and responsibilities of the portfolio manager. The Board noted that the services to be provided under the New Agreements were identical in all material respects to those services provided under the Old Agreements and the Interim Agreements. In particular, they noted that the Adviser has served as the Fund’s investment adviser since its inception.

The Board considered the Adviser’s experience working with ETFs, including the Fund and series of other Trusts managed by the Adviser. The Board considered the quality of the Adviser and the Sub-Adviser’s compliance infrastructure and the determination of the Trust’s Chief Compliance Officer that the Sub-Adviser has appropriate compliance policies and procedures in place. The Board noted that it had previously received a copy of the Adviser and the Sub-Adviser’s registration form (“Form ADV”), as well as the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of each firm’s management and staff. The Board also considered the overall quality of the Adviser and the Adviser’s personnel, operations, financial condition, and investment advisory capabilities.

The Board considered other services provided to the Fund by the Adviser, such as overseeing the activities of the Sub-Adviser and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser.

Exchange Traded Concepts Trust II BOARD OF TRUSTEES APPROVAL OF THE INVESTMENT MANAGEMENT AGREEMENT (Unaudited) (Continued)

Historical Performance. The Board then considered the past performance of the Fund. The Board noted that the index-based investment objective of the Fund made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying indices and the addition or deletion of securities from the underlying indices. The Board reviewed the information regarding the Fund’s index tracking and tracking error, noting that the Fund satisfactorily tracked its underlying index.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory and sub-advisory fees to be paid to the Adviser and the Sub-Adviser for their services to the Fund under the New Agreements. The Board compared the advisory fee to be paid by the Fund to those paid by comparable funds. The Board noted that the Fund’s advisory fees were consistent with the range of advisory fees paid by other peer funds.

The Board noted that the advisory fee payable under the New Advisory Agreement was identical to the advisory fee paid under the Old Advisory Agreement. The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than certain excluded expenses. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board noted that the Fund’s sub-advisory fees were identical to the sub-advisory fees paid under the Old Sub-Advisory Agreement. The Board considered that the fees to be paid to the Sub-Adviser would be paid by the Adviser, not by the Fund, and noted that the fee reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board concluded that the proposed sub-advisory fee was reasonable.

The Board considered the costs and expenses incurred by the Adviser and the Sub-Adviser in providing advisory services, evaluated the compensation and benefits expected to be received by the Adviser and the Sub-Adviser from their relationship with the Fund, and performed a profitability analysis with respect to the Fund. The Board concluded for the Fund that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered for the Fund whether economies of scale had been realized. The Board concluded that no significant economies of scale have been realized by the Fund and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the New Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the New Agreements, including the compensation payable under the agreements, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the New Agreements was in the best interests of the Fund and its shareholders.

Exchange Traded Concepts Trust II TRUSTEES	April 30, 2015 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (52 years old)	Trustee and Secretary	Since 2012	Managing Member, Yorkville ETF Advisors 2011-present; Treasurer and Secretary, Exchange Traded Concepts Trust, 2011-present, Private Investor, 2002-2011	1	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Traded Concepts Trust II 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (62 years old)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	8	Exchange Traded Concepts Trust (7) - Trustee
David M. Mahle c/o Exchange Traded Concepts Trust II 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (70 years old)	Trustee	Since 2012	Consultant, Jones Day 2012-present; Jones Day 2008-2011; Partner, Jones Day 1988-2008	8	Exchange Traded Concepts Trust (7) - Trustee
Kurt Wolfgruber c/o Exchange Traded Concepts Trust II 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (63 years old)	Trustee	Since 2012	President, Oppenheimer Funds, Inc. 2007-2009	8	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (7) - Trustee

Exchange Traded Concepts Trust II OFFICERS	April 30, 2015 (Unaudited)

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (34 years old)	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (52 years old)	Trustee and Secretary	Since 2012	Managing Member, Yorkville ETF Advisors 2011-present; Treasurer and Secretary, Exchange Traded Concepts Trust, 2011-present, Private Investor, 2002-2011
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 (43 years old)	Treasurer	Since 2012	Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present; Assistant Vice President, JPMorgan Investor Services Co. 2006-2011
Ioannis Tzouganatos 100 Summer Street Suite 1500 Boston, MA 02110 (38 years old)	Assistant Secretary	Since 2012	Vice President, Citi Fund Services, Inc. 2008-present; Compliance and Ethics Advisor, Integrity Interactive 2007-2008
James J. Baker Jr. 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (64 Years old)	Assistant Treasurer	Since 2012	Managing Partner, Exchange Traded Concepts, LLC, 2011-present; Managing Partner, Yorkville ETF Advisors 2012-present; Vice President, Goldman Sachs 2000-2011
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 (53 years old)	Chief Compliance Officer	Since 2012	Managing Director, Foreside Compliance Services, LLC 2010-present; Vice President, State Street 2007-2010; Director, Investors Bank & Trust 2004-2007

The Fund’s Statement of Additional Information (“SAI) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling toll-free 1-855-HZN-ETFS or at www.HorizonsETFS.com/USA.

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10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser: Exchange Traded Concepts, LLC 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120	Investment Sub-Adviser: Horizons ETFs Management (USA), LLC 1350 Avenue of the Americas, 33rd Floor New York, New York 10019
Distributor: Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101	Legal Counsel: Morgan, Lewis & Bockius LLP 2020 K Street, NW Washington, DC 20006-1806

Proxy Voting Information

A description of Exchange Traded Concept Trust II’s proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.HorizonsETFs.com/USA or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling toll-free 1-855-HZN-ETFS.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-855-HZN-ETFS or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Traded Concepts Trust II files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q will be available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s’ Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.HorizonsETFs.com/USA.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:
2015	2014
$16,500	$17,500

Audit fees, paid to KPMG LLP, relate to the audit of the registrant's annual financial statements and the audit of the opening balance sheet.

(b) Audit-Related Fees:
2015	2014
$2,200	$6,000

Audit-related fees, paid to KPMG LLP, relate to the consents issued and included with the registrant's post-effective registration statements.

(c) Tax Fees:
2015	2014
$13,500	$19,000

These tax fees relate to the preparation of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to KPMG LLP.

(d) All Other Fees:
2015	2014
$0	$0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)
2015	2014
0%	0%

(f) Not applicable.

(g)
2015	2014
$15,700	$25,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6.  Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	6/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Principal Executive Officer

Date	6/25/2015

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	7/6/2015